Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ (27,426)	$ (650)
Cash flows from investing activities:
Capital expenditures	(10,576)	(7,284)
Proceeds from sale of property, plant and equipment	740	21
Net cash used in investing activities	(9,836)	(7,263)
Cash flows from financing activities:
Debt repayments	(768)	(1,452)
Intercompany dividend (paid) received
Change in intercompany indebtedness
Net cash used in financing activities	(768)	(1,452)
Effect of exchange rate changes on cash	(35)	213
Net (decrease) increase in cash and cash equivalents	(38,065)	(9,152)
Cash and cash equivalents at the beginning of period	76,619	78,917
Cash and cash equivalents at the end of period	38,554	69,765
Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities
Cash flows from investing activities:
Capital expenditures
Proceeds from sale of property, plant and equipment
Net cash used in investing activities
Cash flows from financing activities:
Debt repayments
Intercompany dividend (paid) received
Change in intercompany indebtedness
Net cash used in financing activities
Effect of exchange rate changes on cash
Net (decrease) increase in cash and cash equivalents
Cash and cash equivalents at the beginning of period
Cash and cash equivalents at the end of period
Parent Guarantor UCI Holdings Limited [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	3
Cash flows from investing activities:
Capital expenditures
Proceeds from sale of property, plant and equipment
Net cash used in investing activities
Cash flows from financing activities:
Debt repayments
Intercompany dividend (paid) received
Change in intercompany indebtedness
Net cash used in financing activities
Effect of exchange rate changes on cash
Net (decrease) increase in cash and cash equivalents	3
Cash and cash equivalents at the beginning of period	1	1
Cash and cash equivalents at the end of period	4	1
Issuer UCI International [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	750	(22,581)
Cash flows from investing activities:
Capital expenditures
Proceeds from sale of property, plant and equipment
Net cash used in investing activities
Cash flows from financing activities:
Debt repayments	(750)	(1,436)
Intercompany dividend (paid) received
Change in intercompany indebtedness
Net cash used in financing activities	(750)	(1,436)
Effect of exchange rate changes on cash
Net (decrease) increase in cash and cash equivalents		(24,017)
Cash and cash equivalents at the beginning of period	3,026	61,565
Cash and cash equivalents at the end of period	3,026	37,548
Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(29,915)	23,884
Cash flows from investing activities:
Capital expenditures	(7,936)	(6,504)
Proceeds from sale of property, plant and equipment	354
Net cash used in investing activities	(7,582)	(6,504)
Cash flows from financing activities:
Debt repayments	(15)	(16)
Intercompany dividend (paid) received	3,753
Change in intercompany indebtedness		14
Net cash used in financing activities	3,738	(2)
Effect of exchange rate changes on cash
Net (decrease) increase in cash and cash equivalents	(33,759)	17,378
Cash and cash equivalents at the beginning of period	57,407	4,921
Cash and cash equivalents at the end of period	23,648	22,299
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	1,736	(1,953)
Cash flows from investing activities:
Capital expenditures	(2,640)	(780)
Proceeds from sale of property, plant and equipment	386	21
Net cash used in investing activities	(2,254)	(759)
Cash flows from financing activities:
Debt repayments	(3)
Intercompany dividend (paid) received	(3,753)
Change in intercompany indebtedness		(14)
Net cash used in financing activities	(3,756)	(14)
Effect of exchange rate changes on cash	(35)	213
Net (decrease) increase in cash and cash equivalents	(4,309)	(2,513)
Cash and cash equivalents at the beginning of period	16,185	12,430
Cash and cash equivalents at the end of period	$ 11,876	$ 9,917